DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)						3 Months Ended		12 Months Ended
	Feb. 06, 2023 USD ($)	Aug. 03, 2021 USD ($) $ / shares shares	Mar. 10, 2021 USD ($) $ / shares shares	Mar. 08, 2021 USD ($) $ / shares shares	Oct. 07, 2020 item	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Sep. 01, 2023 USD ($)	Jun. 01, 2023 USD ($)	Apr. 24, 2023 USD ($)	Aug. 03, 2022 USD ($)	Feb. 23, 2022 USD ($)	May 10, 2021 USD ($)	Dec. 31, 2020 shares	Dec. 09, 2020 USD ($)
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future business combination number of businesses minimum | item					1
Sale of units (in shares) | shares									24,300,287
Gross proceeds				$ 255,000,000
Investment of cash into Trust Account							$ 23,262		$ 278,002,870
Transaction Costs				13,946,641
Underwriting fees				4,860,057
Deferred underwriting fee payable			$ 22,542,813	8,505,100					8,505,100
Other offering costs				581,484
Interest income								$ 4,262,222
Aggregate proceeds held in the Trust Account						$ 21,124,955		$ 282,284,619
Proceeds from sale of Private Placement Warrants									6,860,057
Condition for future business combination use of proceeds percentage						80.00%		80.00%
Condition for future business combination threshold Percentage Ownership						50.00%		50.00%
Redemption of shares calculated based on business days prior to consummation of business combination (in days)						2 days		2 days
Minimum net tangible assets upon consummation of business combination						$ 5,000,001		$ 5,000,001
Redemption limit percentage without prior consent						20.00%		20.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)						100.00%		100.00%
Redemption period upon closure						10 days		10 days
Operating bank account						$ 991,566		$ 285,307	37,645
Working capital deficit						16,435,857		14,605,202
Public Shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum allowed dissolution expenses						100,000		100,000
Merger Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate principal amount														$ 12,000,000
Merger Agreement | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from transaction expenses reimbursed	$ 3,750,000
Better HoldCo, Inc | Merger Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum transaction expenses to be reimbursed								$ 15,000,000		$ 2,500,000	$ 2,500,000
Minimum number of days from amendment date with in which payment should made								5 days
Proceeds from transaction expenses reimbursed						3,750,000		$ 7,500,000
Better HoldCo, Inc | Merger Agreement | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from transaction expenses reimbursed	$ 3,750,000
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate principal amount						15,000,000		4,000,000
Promissory note
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate principal amount														4,000,000	$ 2,000,000		$ 300,000
Aggregate cap of notes to cover operating costs						12,000,000		12,000,000					$ 12,000,000	$ 4,000,000
Promissory note | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate cap of notes to cover operating costs												$ 12,000,000
Promissory note | Better HoldCo, Inc | Merger Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from transaction expenses reimbursed						$ 11,250,000
Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, in dollars per unit | $ / shares			$ 1.50
Proceeds from sale of Private Placement Warrants				$ 6,400,000					$ 6,400,000
Private Placement Warrants | Sponsor and certain of Company's directors and officers
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units (in shares) | shares				3,500,000
Purchase price, in dollars per unit | $ / shares				$ 10.00
Gross proceeds				$ 35,000,000				$ 35,000,000
Sale of Private Placement Units (in shares) | shares								3,500,000
Price of warrant | $ / shares								$ 10.00
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units (in shares) | shares			24,300,287	22,000,000
Purchase price, in dollars per unit | $ / shares				$ 10.00
Gross proceeds				$ 220,000,000
Underwriting fees								$ 4,860,057
Other offering costs				$ 581,484
Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Private Placement Units (in shares) | shares																3,500,000
Private Placement | Sponsor and certain of Company's directors and officers
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units (in shares) | shares				3,500,000
Purchase price, in dollars per unit | $ / shares				$ 10.00
Gross proceeds				$ 35,000,000
Private Placement | Private Placement Warrants | Sponsor and certain of Company's directors and officers
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, in dollars per unit | $ / shares				$ 1.50
Sale of Private Placement Units (in shares) | shares		4,266,667		4,266,667
Price of warrant | $ / shares		$ 1.50		$ 1.50
Proceeds from sale of Private Placement Warrants		$ 6,400,000		$ 6,400,000
Private Placement | Private Placement Warrants | Sponsor | Sponsor and certain of Company's directors and officers
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from sale of Private Placement Warrants				$ 6,400,000
Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units (in shares) | shares			2,300,287	3,300,000				3,300,000
Purchase price, in dollars per unit | $ / shares			$ 10.00	$ 10.00
Gross proceeds			$ 23,002,870	$ 23,002,870
Net Proceeds			$ 22,542,813
Over-allotment option | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Private Placement Units (in shares) | shares			306,705
Proceeds from sale of Private Placement Warrants			$ 460,057
Over-allotment option | Private Placement Warrants | Sponsor and certain of Company's directors and officers
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Private Placement Units (in shares) | shares		440,000	306,705	440,000
Proceeds from sale of Private Placement Warrants		$ 660,000	$ 460,057	$ 660,000